UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-04078
COLUMBIA FRONTIER FUND, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota (Address of principal executive offices)	55474 (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: October 31
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

Portfolio of Investments
Columbia Frontier Fund
January 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks (90.6%)

Issuer	Shares	Value
CONSUMER DISCRETIONARY (15.3%)
Auto Components (2.5%)
Amerigon, Inc. (a)	116,205	$1,265,472
Cooper Tire & Rubber Co.	44,770	1,023,442
Gentex Corp.	41,997	1,346,844

Total		3,635,758

Automobiles (0.4%)
Tesla Motors, Inc. (a)(b)	22,130	533,333

Distributors (0.2%)
LKQ Corp. (a)	14,735	355,998

Diversified Consumer Services (0.6%)
H&R Block, Inc. (b)	58,757	735,638
Xueda Education Group, ADR (a)	19,761	197,610

Total		933,248

Hotels, Restaurants & Leisure (4.3%)
Bally Technologies, Inc. (a)	25,763	1,054,479
Buffalo Wild Wings, Inc. (a)	13,691	599,255
Caribou Coffee Co., Inc. (a)	50,400	454,608
China Lodging Group Ltd., ADR (a)(b)	20,636	413,339
Jamba, Inc. (a)(b)	449,126	983,586
Melco Crown Entertainment Ltd., ADR (a)(b)	61,360	476,154
Shuffle Master, Inc. (a)	140,612	1,453,225
Sonic Corp. (a)	92,849	890,422

Total		6,325,068

Household Durables (0.6%)
Deer Consumer Products, Inc. (a)(b)	72,896	820,809

Internet & Catalog Retail (1.0%)
Shutterfly, Inc. (a)	41,660	1,386,861

Leisure Equipment & Products (0.5%)
Leapfrog Enterprises, Inc. (a)(b)	182,713	705,272

Media (0.5%)
Rentrak Corp. (a)	27,109	744,007

Specialty Retail (3.3%)
American Eagle Outfitters, Inc.	31,994	462,633
hhgregg, Inc. (a)(b)	34,128	625,566
Pacific Sunwear of California, Inc. (a)(b)	181,715	774,106
Rent-A-Center, Inc. (b)	17,869	531,424
Rue21, Inc. (a)(b)	15,324	452,058
Talbots, Inc. (a)(b)	61,208	334,196
Tractor Supply Co.	30,330	1,556,232

Total		4,736,215

Textiles, Apparel & Luxury Goods (1.4%)
Lululemon Athletica, Inc. (a)(b)	2,077	142,648
Maidenform Brands, Inc. (a)(b)	44,424	1,143,474
Quiksilver, Inc. (a)	171,314	765,774

Total		2,051,896

TOTAL CONSUMER DISCRECTIONARY		22,228,465

CONSUMER STAPLES (2.7%)

Beverages (0.7%)
Hansen Natural Corp. (a)	17,972	1,017,934

Food & Staples Retailing (1.3%)
Andersons, Inc. (The) (b)	31,388	1,217,227
Fresh Market, Inc. (The) (a)	20,818	765,478

Total		1,982,705

Food Products (0.7%)
Cal-Maine Foods, Inc. (b)	10,561	299,510
Hain Celestial Group, Inc. (The) (a)(b)	26,026	693,072

Total		992,582

TOTAL CONSUMER STAPLES		3,993,221

ENERGY (4.8%)

Energy Equipment & Services (2.4%)
Cal Dive International, Inc. (a)(b)	122,033	749,283
Hercules Offshore, Inc. (a)	127,798	423,011
Patterson-UTI Energy, Inc.	73,049	1,704,964
Tetra Technologies, Inc. (a)	53,200	603,820

Total		3,481,078

Oil, Gas & Consumable Fuels (2.4%)
Clean Energy Fuels Corp. (a)(b)	143,086	1,698,431
Crude Carriers Corp.	84,696	1,317,869
Western Refining, Inc. (a)(b)	33,467	407,628

Total		3,423,928

TOTAL ENERGY		6,905,006

Issuer	Shares	Value
FINANCIALS (8.5%)
Capital Markets (3.4%)
Artio Global Investors, Inc.	47,189	691,319
Duff & Phelps Corp., Class A	54,045	916,603
E*Trade Financial Corp. (a)	63,953	1,059,062
Gleacher & Co., Inc. (a)(b)	592,290	1,258,616
Safeguard Scientifics, Inc. (a)(b)	47,985	789,353
Stifel Financial Corp. (a)(b)	2,676	171,692

Total		4,886,645

Commercial Banks (1.9%)
CapitalSource, Inc.	246,704	1,904,555
PrivateBancorp, Inc.	55,905	859,260

Total		2,763,815

Real Estate Investment Trusts (REITs) (1.3%)
Ashford Hospitality Trust, Inc. (a)	67,819	661,235
FelCor Lodging Trust, Inc. (a)	76,026	534,463
Kilroy Realty Corp. (b)	8,402	320,452
Redwood Trust, Inc.	28,159	421,540

Total		1,937,690

Thrifts & Mortgage Finance (1.9%)
First Niagara Financial Group, Inc. (b)	77,375	1,073,965
MGIC Investment Corp. (a)(b)	98,159	823,554
Radian Group, Inc. (b)	118,626	851,735

Total		2,749,254

TOTAL FINANCIALS		12,337,404

HEALTH CARE (15.4%)

Biotechnology (3.2%)
3SBio, Inc., ADR (a)	26,984	434,173
Alexion Pharmaceuticals, Inc. (a)(b)	10,231	857,562
Alkermes, Inc. (a)	46,687	602,729
BioMarin Pharmaceutical, Inc. (a)(b)	55,112	1,400,947
Isis Pharmaceuticals, Inc. (a)(b)	77,071	701,346
Metabolix, Inc. (a)(b)	68,280	604,278

Total		4,601,035

Health Care Equipment & Supplies (7.5%)
American Medical Systems Holdings, Inc. (a)(b)	46,585	909,339
Antares Pharma, Inc. (a)(b)	247,551	383,704
DexCom, Inc. (a)	92,252	1,301,215
Gen-Probe, Inc. (a)	20,862	1,312,011
Haemonetics Corp. (a)	25,285	1,500,412
Integra LifeSciences Holdings Corp. (a)	30,468	1,413,106
Masimo Corp. (b)	32,826	983,959
Quidel Corp. (a)(b)	148,890	2,021,926
Thoratec Corp. (a)	19,522	460,524
Uroplasty, Inc. (a)(b)	58,648	304,970
Zoll Medical Corp. (a)	6,872	284,157

Total		10,875,323

Health Care Providers & Services (2.0%)
Select Medical Holdings Corp. (a)	260,359	1,754,820
WellCare Health Plans, Inc. (a)	38,176	1,141,462

Total		2,896,282

Health Care Technology (0.8%)
Medidata Solutions, Inc. (a)	47,663	1,189,192

Life Sciences Tools & Services (0.8%)
Techne Corp.	17,292	1,192,284

Pharmaceuticals (1.1%)
Auxilium Pharmaceuticals, Inc. (a)(b)	69,057	1,566,903

TOTAL HEALTH CARE		22,321,019

INDUSTRIALS (10.5%)

Air Freight & Logistics (1.0%)
Forward Air Corp.	51,037	1,424,443

Airlines (0.8%)
U.S. Airways Group, Inc. (a)(b)	117,883	1,169,399

Construction & Engineering (0.8%)
Granite Construction, Inc. (b)	14,071	363,595
MYR Group, Inc. (a)	34,548	759,710

Total		1,123,305

Electrical Equipment (0.8%)
GrafTech International Ltd. (a)	55,994	1,175,874
Real Goods Solar, Inc., Class A (a)	21,800	60,604

Total		1,236,478

Machinery (3.2%)
Chart Industries, Inc. (a)	16,332	593,178
China Valves Technology, Inc. (a)(b)	84,211	614,740
Kaydon Corp.	12,955	501,488
Mueller Water Products, Inc., Class A (b)	113,796	455,184

Issuer	Shares	Value
RBC Bearings, Inc. (a)	17,562	610,631
Terex Corp. (a)	28,322	918,483
Wabash National Corp. (a)	81,205	922,489

Total		4,616,193

Marine (1.9%)
DryShips, Inc. (a)(b)	416,358	2,006,845
Genco Shipping & Trading Ltd. (a)(b)	63,564	734,800

Total		2,741,645

Professional Services (1.2%)
Resources Connection, Inc. (b)	85,093	1,705,264

Road & Rail (0.8%)
Knight Transportation, Inc.	34,289	653,548
Quality Distribution, Inc. (a)	62,162	571,269

Total		1,224,817

TOTAL INDUSTRIALS		15,241,544

INFORMATION TECHNOLOGY (30.2%)

Communications Equipment (14.2%)
BigBand Networks, Inc. (a)	692,077	1,834,004
Ciena Corp. (a)	165,467	3,645,238
DragonWave, Inc. (a)	292,956	2,085,847
Finisar Corp. (a)	47,573	1,584,181
Infinera Corp. (a)(b)	201,795	1,480,166
JDS Uniphase Corp. (a)	41,961	712,078
Netgear, Inc. (a)(b)	22,700	786,668
Oclaro, Inc. (a)(b)	105,828	1,468,893
Oplink Communications, Inc. (a)	124,790	3,092,296
Opnext, Inc. (a)	1,491,469	2,774,132
ORBCOMM, Inc. (a)	380,614	1,138,036
Parkervision, Inc. (a)	140,925	83,146

Total		20,684,685

Computers & Peripherals (1.0%)
Novatel Wireless, Inc. (a)(b)	105,862	763,265
STEC, Inc. (a)(b)	17,028	348,904
Xyratex Ltd. (a)(b)	23,901	318,600

Total		1,430,769

Electronic Equipment, Instruments & Components (1.5%)
Brightpoint, Inc. (a)	90,610	822,286
Power-One, Inc. (a)(b)	121,810	1,303,367

Total		2,125,653

Internet Software & Services (2.6%)
Constant Contact, Inc. (a)(b)	32,727	916,029
GSI Commerce, Inc. (a)	40,429	931,484
Limelight Networks, Inc. (a)	189,551	1,181,851
LogMein, Inc. (a)(b)	11,187	431,035
OpenTable, Inc. (a)(b)	4,883	383,901

Total		3,844,300

IT Services (1.3%)
Online Resources Corp. (a)	78,346	526,485
SRA International, Inc., Class A (a)	53,373	1,423,992

Total		1,950,477

Semiconductors & Semiconductor Equipment (7.6%)
Advanced Energy Industries, Inc. (a)	48,200	744,449
Canadian Solar, Inc. (a)(b)	20,300	284,606
Energy Conversion Devices, Inc. (a)(b)	26,000	106,080
Formfactor, Inc. (a)(b)	154,654	1,322,292
Mellanox Technologies Ltd. (a)	64,932	1,775,890
Microchip Technology, Inc. (b)	19,800	722,106
Monolithic Power Systems, Inc. (a)	23,395	343,205
Netlogic Microsystems, Inc. (a)(b)	26,824	935,085
ON Semiconductor Corp. (a)	170,527	1,884,323
Sigma Designs, Inc. (a)	51,600	718,788
Solarfun Power Holdings Co., Ltd., ADR (a)(b)	82,700	701,296
SunPower Corp., Class A (a)	16,700	224,448
Ultra Clean Holdings (a)(b)	30,179	377,238
Varian Semiconductor Equipment Associates, Inc. (a)	15,410	684,974
Yingli Green Energy Holding Co., Ltd., ADR (a)(b)	14,231	164,795

Total		10,989,575

Software (2.0%)
CommVault Systems, Inc. (a)	35,098	1,084,177
Glu Mobile, Inc. (a)	141,177	444,708
Informatica Corp. (a)	17,361	805,550
NetSuite, Inc. (a)(b)	19,800	533,214

Total		2,867,649

TOTAL INFORMATION TECHNOLOGY		43,893,108

MATERIALS (2.9%)

Chemicals (0.8%)
Intrepid Potash, Inc. (a)(b)	19,379	700,357
Zoltek Companies, Inc. (a)	41,820	467,548

Total		1,167,905

Issuer	Shares	Value
Construction Materials (0.7%)
Martin Marietta Materials, Inc. (b)	12,725	1,062,537

Metals & Mining (1.2%)
Horsehead Holding Corp. (a)	31,713	403,072
Steel Dynamics, Inc.	71,091	1,293,856

Total		1,696,928

Paper & Forest Products (0.2%)
Schweitzer-Mauduit International, Inc.	4,430	265,623

TOTAL MATERIALS		4,192,993

UTILITIES (0.3%)

Water Utilities (0.3%)
American Water Works Co., Inc.	20,316	518,058

TOTAL UTILITIES		518,058

Total Common Stocks (Cost: $116,692,124)		$131,630,818

Warrants (—%)

INFORMATION TECHNOLOGY (—%)

Communications Equipment (—%)
Lantronix, Inc. (a)(c)(d)	2,188	$—

TOTAL INFORMATION TECHNOLOGY		—

Total Warrants (Cost: $—)		$—

Limited Partnerships (1.1%)
FINANCIALS (1.1%)

Capital Markets (1.1%)
Fortress Investment Group LLC, Class A (a)(b)(e)	289,075	$1,575,459

TOTAL FINANCIALS		1,575,459

Total Limited Partnerships (Cost: $1,226,430)		$1,575,459

Money Market Fund (7.3%)
Columbia Short-Term Cash Fund, 0.218% (f)(g)	10,627,849	$10,627,849

Total Money Market Fund (Cost: $10,627,849)		$10,627,849

Investments of Cash Collateral Received for Securities on Loan (18.8%)

	Effective	Par/
Issuer	Yield	Principal	Value
Asset-Backed Commercial Paper (0.7%)
Rhein-Main Securitisation Ltd.
04/18/11	0.551%	$998,671	$998,671

Total			998,671

Certificates of Deposit (1.4%)
Commerzbank AG
02/07/11	0.370%	1,000,000	1,000,000
United Overseas Bank Ltd.
02/22/11	0.340%	1,000,000	1,000,000

Total			2,000,000

Repurchase Agreements (16.7%)
Citigroup Global Markets, Inc. dated 01/31/11, matures 02/01/11, repurchase price $5,000,029 (h)	0.210%	$5,000,000	$5,000,000
Goldman Sachs & Co. dated 01/31/11, matures 02/01/11, repurchase price $9,268,142 (h)	0.220%	9,268,085	9,268,085
Nomura Securities (h) dated 01/31/11, matures 02/01/11, repurchase price $5,000,033	0.240%	5,000,000	5,000,000
repurchase price $5,000,049	0.350%	5,000,000	5,000,000

Total			24,268,085

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $27,266,756)			$27,266,756

Total Investments
(Cost: $155,813,159) (i)			$171,100,882
Other Assets & Liabilities, Net			(25,779,593)

Net Assets			$145,321,289

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At January 31, 2011, security was partially or fully on loan.

(c)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2011 was $0. Information concerning such security holdings at January 31, 2011 was as follows:

Acquisition
Security	dates	Cost

Lantronix, Inc.	04-18-08	$—

(d)	Negligible market value.

(e)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At January 31, 2011, there was no capital committed to the LLC or LP for future investment.

(f)	Investments in affiliates during the period ended January 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$9,639,584	$15,576,726	$(14,588,461)	$—	$10,627,849	$4,403	$10,627,849

(g)	The rate shown is the seven-day current annualized yield at January 31, 2011.

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Citigroup Global Markets, Inc. (0.210%)

Security description	Value

Fannie Mae Benchmark REMIC	$23,768
Fannie Mae REMICS	1,746,946
Fannie Mae Whole Loan	41,064
Fannie Mae-Aces	3,261
Freddie Mac Reference REMIC	158,131
Freddie Mac REMICS	2,524,635
Government National Mortgage Association	602,195

Total market value of collateral securities	$5,100,000

Goldman Sachs & Co. (0.220%)

Security description	Value

Government National Mortgage Association	$9,453,447

Total market value of collateral securities	$9,453,447

Nomura Securities (0.240%)

Security description	Value

AEP Texas Central Transition Funding LLC	$4,628
Ally Auto Receivables Trust	35,090
American Express Credit Account Master Trust	137,542
AmeriCredit Automobile Receivables Trust	201,211
Ameriquest Mortgage Securities Inc	321
Asset Securitization Corp	3,559
Atlantic City Electric Transition Funding LLC	78,099
Banc of America Commercial Mortgage Inc	682,838
Bayview Commercial Asset Trust	8,934
BMW Vehicle Lease Trust	394,316
Capital Auto Receivables Asset Trust	2,815
Capital One Multi-Asset Execution Trust	38,631
CarMax Auto Owner Trust	80,081
CenterPoint Energy Transition Bond Co LLC	81,787
Chase Issuance Trust	34,503
Citibank Credit Card Issuance Trust	98,365
Citigroup/Deutsche Bank Commercial Mortgage Trust	120,704
CNH Equipment Trust	33,277
Commercial Mortgage Asset Trust	3,476
Commercial Mortgage Pass Through Certificates	43,489
Countrywide Alternative Loan Trust	3,670
Countrywide Home Loan Mortgage Pass Through Trust	7,702
Credit Suisse First Boston Mortgage Securities Corp	125,698
Entergy Gulf States Reconstruction Funding LLC	86,395
Ford Credit Auto Owner Trust	548,188
GS Mortgage Securities Corp II	113,684
Harley-Davidson Motorcycle Trust	97,665
Honda Auto Receivables Owner Trust	41,496
Impac CMB Trust	6,482
JP Morgan Chase Commercial Mortgage Securities Corp	249,307
LB-UBS Commercial Mortgage Trust	126,444
MBNA Credit Card Master Note Trust	190,307
Merrill Lynch Mortgage Trust	713
Merrill Lynch/Countrywide Commercial Mortgage Trust	6,049
Morgan Stanley Dean Witter Capital I	694
Nelnet Student Loan Trust	6,134
PG&E Energy Recovery Funding LLC	137,317
Public Service New Hampshire Funding LLC	6,891
SLC Student Loan Trust	129,344
SLM Student Loan Trust	698,174
Structured Asset Securities Corp	270,994
Toyota Auto Receivables Owner Trust	17,971
Wachovia Auto Loan Owner Trust	303
Wachovia Bank Commercial Mortgage Trust	270,749
World Omni Auto Receivables Trust	23,963

Total market value of collateral securities	$5,250,000

Nomura Securities (0.350%)

Security description	Value

Fannie Mae Pool	$3,053,729
Freddie Mac Gold Pool	2,046,271

Total market value of collateral securities	$5,100,000

(i)	At January 31, 2011, the cost of securities for federal income tax purposes was approximately $155,813,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$22,001,000
Unrealized depreciation	(6,713,000)

Net unrealized appreciation	$15,288,000

Securities are valued using policies described in the notes to the financial statements in the most recent shareholder report.
Abbreviation Legend
ADR     American Depositary Receipt
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated October 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks
Consumer Discretionary	$22,228,465	$—	$—	$22,228,465
Consumer Staples	3,993,221	—	—	3,993,221
Energy	6,905,006	—	—	6,905,006
Financials	12,337,404	—	—	12,337,404
Health Care	22,321,019	—	—	22,321,019
Industrials	15,241,544	—	—	15,241,544
Information Technology	43,893,108	—	—	43,893,108
Materials	4,192,993	—	—	4,192,993
Utilities	518,058	—	—	518,058

Total Equity Securities	131,630,818	—	—	131,630,818

Other
Limited Partnerships	1,575,459	—	—	1,575,459
Affiliated Money Market Fund(c)	10,627,849	—	—	10,627,849
Investments of Cash Collateral Received for Securities on Loan	—	27,266,756	—	27,266,756

Total Other	12,203,308	27,266,756	—	39,470,064

Total	$143,834,126	$27,266,756	$—	$171,100,882

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at January 31, 2011.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Columbia Frontier Fund, Inc.
By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date March 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date March 23, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date March 23, 2011